Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of Composition of Share Capital
	December 31		December 31
	2023	2022	2023	2022
	Registered		Issued and paid-up

Ordinary shares with no par value	100,000,000	100,000,000	45,572,690	45,572,689

Schedule of Share-based Payment Expenses

The expense which was recognized in the financial statements for received services is presented in the following table:

	For the year ended December 31
	2023	2022	2021
	NIS in thousands

Total expenses recognized from share-based payment transactions	2,592	8,907	6,452

Schedule of Share Options Activity

Presented below is a table listing the number of share options, the weighted average of their exercise prices, and the changes which were made to the employee options plans during the current year:

	2023		2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS		NIS
Share options at beginning of year	3,402,113	11.44	2,257,753	17.06	1,199,791	15.40
Share options which were granted during the year	-	-	1,344,068	20.25	1,201,426	18.88
Share options which were forfeited during the year	278,491	15.24	128,438	6.90	132,688	18.38
Share options which expired during the year	103,791	6.87	71,270	4.84	674	18.38
Share options which were exercised during the year	-	-	-	-	10,103	18.38

Share options at end of year	3,019,831	11.59	3,402,113	11.44	2,257,753	17.06

Exercisable share options at year end	2,386,907	9.14	1,923,260	6.86	1,413,615	15.90